ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of the components of accumulated other comprehensive loss
Accumulated other comprehensive loss as of December 31, 2021 and 2020 consists of:

(in millions)	2021	2020
Foreign currency translation adjustment	$(1,905)	$(2,077)
Pension adjustment, net of tax	(19)	(56)
Accumulated other comprehensive loss	$(1,924)	$(2,133)